Subsequent Events - Additional Information (Details) MMBTU in Thousands	3 Months Ended	12 Months Ended
	Apr. 01, 2019 MMBTU $ / BTU $ / bbl bbl	Dec. 31, 2018 MMBTU $ / BTU $ / bbl bbl	Mar. 27, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Fixed price swaps | Natural gas fixed price swaps
Subsequent Event [Line Items]
Volume (MMBtu) | MMBTU		56,125
Weighted average price (usd per bbl) | $ / BTU		2.84
Fixed price swaps | Oil fixed price swaps
Subsequent Event [Line Items]
Weighted average price (usd per bbl) | $ / bbl		60.76
Volume | bbl		7,005,170
2017 Credit Facility
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity | $				$ 675,000,000.0	$ 200,000,000.0
Subsequent event | Fixed price swaps | Natural gas fixed price swaps
Subsequent Event [Line Items]
Volume (MMBtu) | MMBTU	40
Weighted average price (usd per bbl) | $ / BTU	2.68
Subsequent event | Fixed price swaps | Oil fixed price swaps
Subsequent Event [Line Items]
Weighted average price (usd per bbl) | $ / bbl	57.80
Volume | bbl	2,000
Subsequent event | 2017 Credit Facility
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity | $			$ 750,000,000